Subsequent Events (Details) - Subsequent Event [Member]	Jan. 15, 2025 USD ($) $ / shares
Subsequent Event [Line Items]
Gross proceeds | $	$ 25,000,000
Ordinary share par value | $ / shares	$ 0.00005
Price per share | $ / shares	$ 0.4
Gross proceeds of ordinary share | $	$ 10,000,000